Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SSGA Active Trust
Entity Central Index Key	0001516212
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000253545
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Equity Premium Income ETF
Trading Symbol	SPIN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® US Equity Premium Income ETF (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® US Equity Premium Income ETF	$13	0.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25% [1]
AssetsNet	$ 46,018,353
Holdings Count | Holding	102
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$46,018,353 Number of Portfolio Holdings102 Portfolio Turnover Rate18%
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Semiconductors & Semiconductor Equipment	22.0%
Interactive Media & Services	9.6%
Software	7.8%
Technology Hardware, Storage & Peripherals	6.2%
Broadline Retail	4.7%
Banks	4.3%
Pharmaceuticals	4.2%
Financial Services	3.6%
Machinery	2.9%
Capital Markets	2.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	9.3%
Alphabet, Inc., Class A	6.0%
Microsoft Corp.	5.6%
Apple, Inc.	5.6%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	3.5%
Advanced Micro Devices, Inc.	3.1%
Meta Platforms, Inc., Class A	2.7%
Applied Materials, Inc.	2.6%
JPMorgan Chase & Co.	2.2%

[1]	Annualized.